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Towle Deep Value Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Towle Deep Value Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Towle Deep Value Fund Towle Deep Value Fund Shares USD ($)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Towle Deep Value Fund Towle Deep Value Fund Shares
Management fees	0.79%
Distribution (12b-1) fees	none
Shareholder service fees	0.05%
All other expenses	0.28%
Other expenses	0.33%
Total annual fund operating expenses	1.12%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Towle Deep Value Fund | Towle Deep Value Fund Shares | USD ($)	114	356	617	1,363

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by purchasing equity securities of companies that Towle & Co., the Fund’s investment advisor (the “Advisor” or “Towle”), believes are deeply discounted relative to the companies’ earnings potential. The Advisor’s security selection process emphasizes companies trading at low multiples to sales where small improvements in profitability can result in significant earnings expansion and stock price appreciation.

The Advisor believes its independent, contrarian viewpoint is essential to the Fund’s strategy. This contrarian approach challenges consensus by actively seeking investment opportunities that are undervalued due to adverse business developments, unfavorable market sentiment, or other factors. The Advisor does not attempt to manage the Fund’s portfolio against the composition of a benchmark. Under normal conditions, the Fund generally expects to hold a relatively concentrated portfolio of between 25 and 50 positions.

The Fund invests primarily in equity securities of U.S. issuers and maintains the flexibility to invest in common stocks of companies across different market capitalization levels, although the Advisor's investment process generally gravitates towards smaller companies. Furthermore, the Advisor has the discretion to allocate up to 25% of the Fund’s total net assets to foreign securities, either directly or indirectly through the use of American Depositary Receipts (“ADRs”), which represent interests in foreign securities held in custody by U.S. banks.

The Fund does not invest in tobacco, liquor, or gaming companies.

The Fund is a “non-diversified” fund, which means that the securities laws do not limit the percentage of assets that it may invest in any one company (subject to certain limitations under the Internal Revenue Code of 1986, as amended (the “Code”)). From time to time, the Fund may focus its investments in particular sectors. For example, as of September 30, 2023, 38.5% of the Fund’s net assets were invested in the consumer, cyclical sector, and 27.1% of the Fund’s net assets were invested in the energy sector.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. Updated performance information is available at the Fund’s website, www.towlefund.com, or by calling the Fund at 1-888-99TOWLE (1-888-998-6953). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Returns (before taxes) For each calendar year at NAV

Highest Calendar Quarter Return at NAV	39.69%	Quarter Ended 6/30/2020
Lowest Calendar Quarter Return at NAV	(49.19)%	Quarter Ended 3/31/2020

Average Annual Total Returns for Periods Ended December 31, 2023
Average Annual Total Returns - Towle Deep Value Fund		1 Year	5 Years	10 Years
Towle Deep Value Fund Shares		19.02%	13.70%	7.04%
Towle Deep Value Fund Shares | After Taxes on Distributions	[1]	18.38%	13.12%	5.82%
Towle Deep Value Fund Shares | After Taxes on Distributions and Sales	[1]	11.64%	10.92%	5.37%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)		14.65%	10.00%	6.76%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Towle Deep Value Fund | Risk Lose Money [Member]
Risk is inherent in all investing and you could lose money by investing in the Fund.
Towle Deep Value Fund | Market Risk

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Towle Deep Value Fund | Equity Risk

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Towle Deep Value Fund | Micro-, Small-, and Mid-Capitalization Company Risk

Micro-, Small-, and Mid-Capitalization Company Risk. The Fund may invest in common stocks of any capitalization, although the Advisor’s investment process typically leads the Fund towards smaller companies, including micro-cap, small-cap and mid-cap companies. Securities of micro-cap, small-cap and mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or market indices in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Towle Deep Value Fund | Value-Oriented Investment Strategy Risk

Value-Oriented Investment Strategy Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments, unfavorable market sentiment, or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Towle Deep Value Fund | Sector Focus Risk

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds and thus will be more susceptible to negative events affecting those sectors. For example, as of September 30, 2023, 38.5% of the Fund’s net assets were invested in the consumer, cyclical sector, and 27.1% of the Fund’s net assets were invested in the energy sector. Companies in the consumer, cyclical sector are affected by fluctuations in supply and demand, changes in consumer preferences and changes in discretionary consumer spending as a result of various factors such as political and economic conditions. Companies in the energy sector may be adversely affected by, among other things, supply and demand both for their specific product or service and for energy products in general, changes in prices of energy, exploration and production spending, government regulation, world events, exchange rates, economic conditions and energy conservation efforts.

Towle Deep Value Fund | Risk Nondiversified Status [Member]

Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater volatility and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Towle Deep Value Fund | Foreign Investment Risk

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Towle Deep Value Fund | Currency Risk

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Towle Deep Value Fund | Management and Strategy Risk

Management and Strategy Risk. The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value, or market trends affecting a particular security, industry, sector, or region, which may prove to be incorrect.

Towle Deep Value Fund | Recent Market Events

Recent Market Events. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Towle Deep Value Fund | Cybersecurity Risk

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents, and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.